Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	$ 636,194	$ 793,873
Advance from customers	174,822	147,849
Other payables	2,210,718	2,727,401
Total	$ 3,021,734	$ 3,669,123